UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Pennant Capital Management, LLC

Address:  40 Main Street
          Chatham, New Jersey 07928

13F File Number: 28-10370

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Fournier
Title:    Managing Member
Phone:    (973) 701-1100

Signature, Place and Date of Signing:

  /s/ Alan Fournier            Chatham, New Jersey            May 16, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  50

Form 13F Information Table Value Total:  $601,542
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1.       28-10536                   Pennant Offshore Partners, Ltd.

2.       28-10768                   Pennant Onshore Qualified, LP

3.       28-10746                   Pennant General Partner, LLC

                                                    FORM 13F INFORMATION TABLE
                                                          March 31, 2005



 COL 1                                 COL 2       COL 3     COL 4           COL 5           COL 6   COL 7          COLUMN 8
                                                                                                                VOTING AUTHORITY
                                      TITLE                 VALUE     SHRS OR     SH/  PUT/  INVSTT  OTHER
NAME OF ISSUER                       OF CLASS      CUSIP    (X$1000)  PRN AMT     PRN  CALL  DSCRTN  MANGRS  SOLE         SHRD  NONE
--------------                       --------      -----    --------  -------     ---  ----  ------  ------  ------       ----  ----
Accredited Home Lenders Hld Co.    Common Stock  00437P107  22,703       626,640  SH         SHARED     1,2,3     626,640   0     0
Aetna Inc.                         Common Stock  00817Y108  12,442       166,000  SH         SHARED     1,2,3     166,000   0     0
Agere Systems Inc. - CL A          Common Stock  00845V100  17,160    12,000,000  SH         SHARED     1,2,3  12,000,000   0     0
Alleghany Corporation              Common Stock  017175100  10,708        38,658  SH         SHARED     1,2,3      38,658   0     0
Alpha Natural Resources            Common Stock  02076x102  10,751       375,000  SH         SHARED     1,2,3     375,000   0     0
American International Group, Inc  Common Stock  026874107   9,974       180,000  SH         SHARED     1,2,3     180,000   0     0
Apria Healthcare Group Inc         Common Stock  037933108  17,655       550,000  SH         SHARED     1,2,3     550,000   0     0
Arch Coal Inc.                     Common Stock  039380100  13,978       325,000  SH         SHARED     1,2,3     325,000   0     0
Assurant Inc                       Common Stock  04621x108  10,447       310,000  SH         SHARED     1,2,3     310,000   0     0
Banta Corporation                  Common Stock  066821109  16,444       384,200  SH         SHARED     1,2,3     384,200   0     0
Canadian Pacific Railway Limited   Common Stock  13645t100   6,115       170,000  SH         SHARED     1,2,3     170,000   0     0
Capital Lease Funding Inc.         Common Stock  140288101   5,194       470,000  SH         SHARED     1,2,3     470,000   0     0
Commscope Inc.                     Common Stock  203372107   8,976       600,000  SH         SHARED     1,2,3     600,000   0     0
Conseco Inc.                       Common Stock  208464883  17,367       850,500  SH         SHARED     1,2,3     850,500   0     0
Denbury Resources Incorporated     Common Stock  247916208   7,046       200,000  SH         SHARED     1,2,3     200,000   0     0
Devon Energy Corp.                 Common Stock  25179m103   1,404        29,400  SH         SHARED     1,2,3      29,400   0     0
Dollar Thrifty Automotive Gp       Common Stock  256743105  19,668       600,000  SH         SHARED     1,2,3     600,000   0     0
Enterasys Networks Inc.            Common Stock  293637104   7,560     5,400,000  SH         SHARED     1,2,3   5,400,000   0     0
Fidelity National Financial, Inc.  Common Stock  316326107   7,500       227,700  SH         SHARED     2,3       227,700   0     0
Geac Computer Corporation Limited  Common Stock  368289104   3,067       342,300  SH         SHARED     1,2,3     342,300   0     0
Handleman Co.                      Common Stock  410252100  10,589       558,500  SH         SHARED     1,2,3     558,500   0     0
Kadant Inc.                        Common Stock  48282T104   8,032       433,000  SH         SHARED     1,2,3     433,000   0     0
Levitt Corporation Florida         Common Stock  52742p108   6,761       263,700  SH         SHARED     1,2,3     263,700   0     0
Lipman Electronic Engineering      Common Stock  m6772h101   7,831       272,000  SH         SHARED     1,2,3     272,000   0     0
MDC Corp Inc                       Common Stock  552697104   3,837       403,000  SH         SHARED     1,2,3     403,000   0     0
Massey Energy Company              Common Stock  576206106  22,422       560,000  SH         SHARED     2,3       560,000   0     0
Merck & Co.                        Common Stock  589331107   7,002       216,320  SH         SHARED     1,2,3     216,320   0     0
Moneygram International            Common Stock  60935y109  10,167       538,200  SH         SHARED     1,2,3     538,200   0     0
NASDAQ Stock Market                Common Stock  631103108  14,341     1,340,300  SH         SHARED     1,2,3   1,340,300   0     0
Newmont Mining Corporation         Common Stock  651639106  14,788       350,000  SH         SHARED     1,2,3     350,000   0     0
Old Republic International Corp    Common Stock  680223104  15,057       646,500  SH         SHARED     1,2,3     646,500   0     0
Pfizer                             Common Stock  717081103   9,377       356,950  SH         SHARED     2,3       356,950   0     0
RADVision Ltd                      Common Stock  M81869105   6,773       535,000  SH         SHARED     1,2,3     535,000   0     0
Rinker Group Ltd                   Common Stock  76687m101  30,164       360,000  SH         SHARED     1,2,3     360,000   0     0
Sanfilippo (John B.) & Son, Inc    Common Stock  800422107   5,168       210,250  SH         SHARED     1,2,3     210,250   0     0
Sappi LTD                          Common Stock  803069202  10,455       850,000  SH         SHARED     1,2,3     850,000   0     0
Saxon Capital                      Common Stock  80556t106  16,178       940,600  SH         SHARED     1,2,3     940,600   0     0
USG Corporation                    Common Stock  903293405   9,285       280,000  SH         SHARED     1,2,3     280,000   0     0
United States Steel Corp.          Common Stock  912909108  31,781       625,000  SH         SHARED     1,2,3     625,000   0     0
Universal Stainless & Alloy
   Products                        Common Stock  913837100   8,750       623,190  SH         SHARED     1,2,3     623,190   0     0
Viad Corp                          Common Stock  92552R406   6,779       252,000  SH         SHARED     1,2,3     252,000   0     0
Walter Industries Inc              Common Stock  93317q105  40,210       945,000  SH         SHARED     1,2,3     945,000   0     0
Washington Group Intl.             Common Stock  938862208  41,841       930,000  SH         SHARED     1,2,3     930,000   0     0
Wyeth                              Common Stock  983024100  13,076       310,000  SH         SHARED     1,2,3     310,000   0     0
American Intl. Group               Call Option   026874107   5,541       100,000  SH         SHARED     1,2,3     100,000   0     0
Four Seasons Hotl Inc.             Put Option    35100E104   1,414        20,000       Call  SHARED     1,2,3      20,000   0     0
Lincare Holdings Inc.              Put Option    352791100   1,327        30,000       Put   SHARED     1,2,3      30,000   0     0
MBIA Inc                           Put Option    55262C100   3,660        70,000       Put   SHARED     1,2,3      70,000   0     0
Retail Holder Trust                Put Option    76127U101   4,636        50,000       Put   SHARED     1,2,3      50,000   0     0
United States Steel                Put Option    912909108   8,136       160,000       Put   SHARED     1,2,3     160,000   0     0
                                                                  Total: 601,542

03461.0004 #570540